UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21463

                               Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)

                              227 Washington Street
                               Columbus, IN 47202

               (Address of principal executive offices)(zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601

       Registrant's telephone number, including area code: (812)372-6606

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

Columbus Funds, Inc.
Schedule of Investments
June 30, 2006 (Unaudited)

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)




     Principal
       Amount                                                                                                       Value
--------------------                                                                                         -------------------
                      ASSET BACKED SECURITIES                                                             6.2%

                      American Express Credit Account Master Trust (c) (d)
        $ 190,000        5.31%, 11/16/09                                                                             $ 190,211
                      Bank One Issuance Trust (c) (d)
          125,000        5.24%, 2/16/10                                                                                125,039
                      Catepillar Financial Asset Trust (d)
          105,000        5.59%, 2/25/09                                                                                105,000
                      Chase Issuance Trust (c) (d)
          120,000        5.22%, 7/15/10                                                                                120,024
                      Citibank Credit Card Issuance Trust (c) (d)
          260,000        5.12%, 10/15/09                                                                               260,108
                      Hertz Vehicle Financing LLC - 144A (b)
           55,000        5.08%, 11/25/11 (Acquired 12/15/05, Cost $54,991)                                              53,515
                      Honda Auto Receivables Owner Trust (d)
           27,519        4.93%, 4/18/07                                                                                 27,519
                      Keystone Owner Trust - 144A (b)
           16,568        7.53%, 5/25/25 (Acquired Multiple Dates, Cost $16,919)                                         16,505
                      Mid-State Trust
           63,091        4.86%, 7/15/38                                                                                 58,789
                      Oakwood Mortgage Investors, Inc.
           25,355        7.70%, 9/15/20                                                                                 25,366
                      SLM Student Loan Trust (c) (d)
          235,141        5.07%, 4/25/12                                                                                235,082
                      SLM Student Loan Trust (c) (d)
          120,219        5.12%, 1/27/14                                                                                120,227
                      USAA Auto Owner Trust (d)
           40,000        5.03%, 11/17/07                                                                                39,888
                                                                                                            -------------------

                        TOTAL ASSET BACKED SECURITIES (COST $1,382,796)                                             1,377,273
                                                                                                            -------------------


                        COLLATERALIZED MORTGAGE OBLIGATIONS                                             20.7%

                      Banc of America Commercial Mortgage, Inc.
          160,000        4.05%, 11/10/38                                                                               149,469
                      Banc of America Commercial Mortgage, Inc. (c)
          235,000        5.00%, 10/10/45                                                                               228,348
                      Banc of America Commercial Mortgage, Inc. (c)
           80,000        5.16%, 9/10/47                                                                                 78,232
                      CAPCO America Securitization Corp. (d)
           39,866        5.86%, 10/15/30                                                                                39,759
                      Commercial Mortgage Pass Through Certificates
          218,795        3.25%, 6/10/38                                                                                202,790
                      CS First Boston Mortgage Securities Corp.
           45,130        5.00%, 9/25/15                                                                                 44,222
                      CS First Boston Mortgage Securities Corp. (d)
           21,189        7.00%, 2/25/33                                                                                 21,199
                      CS First Boston Mortgage Securities Corp.
           24,790        2.08%, 5/15/38                                                                                 23,870


                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                      Fannie Mae (d)
         $ 47,000             3.50%, 4/25/11                                                                          $ 46,304
                      Fannie Mae (d)
           66,959      5.00%, 11/25/12                                                                                  66,560
                      Fannie Mae
          297,852        4.00%, 8/25/18                                                                                283,164
                      Fannie Mae
          260,081        4.25%, 4/25/19                                                                                247,426
                      Fannie Mae (d)
           39,509        3.50%, 10/25/21                                                                                38,813
                      Fannie Mae (c) (d)
          120,546        5.37%, 11/25/28                                                                               120,563
                      Fannie Mae
          130,000        4.50%, 3/25/33                                                                                123,052
                      Fannie Mae
           69,682        5.00%, 3/25/34                                                                                 67,638
                      Fannie Mae Grantor Trust
           64,895        7.00%, 11/25/43                                                                                66,046
                      FHLMC-GNMA (d)
            7,295        6.50%, 12/25/08                                                                                 7,305
                      Freddie Mac (d)
           35,748        4.00%, 2/15/10                                                                                 35,606
                      Freddie Mac (d)
            1,283        4.00%, 9/15/12                                                                                  1,281
                      Freddie Mac
          106,041        3.00%, 11/15/13                                                                               102,338
                      Freddie Mac (d)
           82,724        5.00%, 6/15/15                                                                                 82,027
                      Freddie Mac (d)
           18,255        4.50%, 9/15/15                                                                                 18,216
                      Freddie Mac
           22,657        4.50%, 3/15/16                                                                                 22,335
                      Freddie Mac
          116,188        4.00%, 8/15/17                                                                                110,581
                      Freddie Mac (d)
           48,746        4.00%, 1/15/18                                                                                 48,471
                      Freddie Mac (d)
           30,709        3.00%, 3/15/19                                                                                 30,610
                      Freddie Mac (d)
           58,584        4.50%, 2/15/20                                                                                 58,095
                      Freddie Mac (d)
           76,201        5.00%, 1/15/21                                                                                 75,735
                      Freddie Mac (d)
           87,629        3.50%, 1/15/23                                                                                 85,983
                      Freddie Mac (d)
           25,841        4.50%, 5/15/26                                                                                 25,613
                      Freddie Mac
           66,171        4.50%, 11/15/28                                                                                63,708
                      Freddie Mac
           40,226        4.50%, 9/15/29                                                                                 38,595



                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)





     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                      Freddie Mac (c)
        $ 173,094         4.50%, 2/15/33                                                                             $ 164,707
                      Freddie Mac
          130,000         4.50%, 8/15/33                                                                               123,435
                      Freddie Mac
          110,000         5.00%, 9/15/33                                                                               106,213
                      Freddie Mac
           66,090         5.00%, 2/15/36                                                                                49,453
                      Freddie Mac
           45,755         5.00%, 2/15/36                                                                                37,398
                      GMAC Commerical Mortgage Securities, Inc.
          211,980        3.34%, 5/10/36                                                                                197,071
                      GMAC Commerical Mortgage Securities, Inc.
          125,000        5.24%, 11/10/45                                                                               119,036
                      Government National Mortgage Association
           85,148      5.00%, 3/20/35                                                                                   66,640
                      Greenwich Capital Commercial Funding Corp. (c)
          155,000        5.12%, 4/10/37                                                                                151,411
                      LB Commerical Conduit Mortgage Trust (c) (d)
           14,513        6.41%,  6/15/31                                                                                14,514
                      LB-UBS Commercial Mortgage Trust (c)
           50,000        4.89%, 9/15/30                                                                                 48,576
                      LB-UBS Commercial Mortgage Trust (c)
          225,000        5.10%, 11/15/30                                                                               219,653
                      MASTR Alternative Loans Trust
           63,574        4.50%, 7/25/14                                                                                 61,346
                      MASTR Asset Securitization Trust
           47,506        4.75%, 1/25/14                                                                                 46,241
                      MASTR Asset Securitization Trust (d)
           21,077        4.00%, 12/25/33                                                                                20,897
                      Morgan Stanley Capital I
           83,626        3.27%, 5/15/40                                                                                 79,140
                      Nomura Asset Acceptance Corp. (c) (d)
           40,803        5.45%, 8/25/35                                                                                 40,820
                      Nomura Asset Securities Corp. (d)
           16,687        6.28%, 3/15/30                                                                                 16,700
                      NYC Mortgage Loan Trust - 144A (b)
           28,366        6.75%, 9/25/19 (Acquired Multiple Dates, Cost $31,014)                                         28,560
                      Residential Asset Securitization Trust (d)
           13,584        2.75%, 8/25/33                                                                                 13,515
                      Wachovia Bank Commercial Mortgage Trust (d)
           14,571        4.54%, 4/15/34                                                                                 14,501
                      Wachovia Bank Commercial Mortgage Trust
          110,447        2.99%, 6/15/35                                                                                101,282
                      Wells Fargo Mortgage Backed Securities Trust
          235,789        5.50%, 3/25/36                                                                                231,793
                                                                                                            -------------------

                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,699,617)                                    4,606,856
                                                                                                            -------------------



                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)





     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------


                         CORPORATE BONDS                                                               15.2%

                      Alliance Pipeline - 144A (b)
         $ 85,154        4.59%, 12/31/25 (Acquired 4/27/06, Cost $78,626)                                             $ 76,428
                      American Ref-Fuel Co. LLC - 144A (b)
           80,000        6.26%, 12/31/15 (Acquired Multiple Dates, Cost $82,391)                                        77,225
                      Appalachian Power Co.
           30,000        4.40%, 6/1/10                                                                                  28,410
                      Appalachian Power Co.
           30,000        5.55%, 4/1/11                                                                                  29,496
                      Burlington Northern and Sante Fe Railway Co.
          134,285        6.23%, 7/2/18                                                                                 136,318
                      Burlington Northern and Sante Fe Railway Co.
          142,760        4.58%, 1/15/21                                                                                133,412
                      Burlington Northern RR Co.
           13,534        6.96%, 3/22/09                                                                                 13,778
                      CenterPoint Energy Resources Corp.
           40,000      6.50%, 2/1/08                                                                                    40,333
                      Consolidated Natural Gas Co.
           45,000      6.85%, 4/15/11                                                                                   46,506
                      Consumers Energy Co.
           69,000        4.40%, 8/15/09                                                                                 65,945
                      Cox Communications, Inc.
           80,000        7.13%, 10/1/12                                                                                 82,746
                      Credit Suisse/London - 144A (b)
           53,000        7.90%, 5/29/49 (Acquired Multiple Dates, Cost $55,303)                                         53,836
                      DaimlerChrysler NA Holdings Corp.
           85,000        5.88%, 3/15/11                                                                                 83,610
                      Deutsche Telekom International Finance BV
          100,000        5.75%, 3/23/16                                                                                 94,381
                      Duke Energy Corp.
           52,000        3.75%, 3/5/08                                                                                  50,406
                      Entergy Arkansas, Inc.
           78,000        5.00%, 7/1/18                                                                                  68,424
                      Entergy Gulf States, Inc.
           43,000        4.88%, 11/1/11                                                                                 40,244
                      Entergy Louisiana LLC
            5,000        5.50%, 4/1/19                                                                                   4,520
                      European Investment Bank
           65,000        4.88%, 2/15/36                                                                                 57,632
                      Federal Home Loan Bank System (d)
          115,000        5.00%, 3/20/07                                                                                114,551
                      Florida Power Corp.
           65,000        4.50%, 6/1/10                                                                                  62,170
                      FPL Energy Virginia Funding Corp. - 144A (b)
           37,035        7.52%, 6/30/19 (Acquired 2/10/06, Cost $39,789)                                                38,904
                      Freddie Mac (d)
          260,000        4.88%, 3/15/07                                                                                258,781
                      Gulfstream Natural Gas System LLC - 144A (b)
           45,000        5.56%, 11/1/15 (Acquired Multiple Dates, Cost $45,324)                                         43,260
                      ICI Wilmington, Inc.
           43,000        4.38%, 12/1/08                                                                                 41,498




                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)





     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                      Jackson National Life Global Funding - 144A (b)
         $ 50,000        5.13%, 2/10/11 (Acquired 2/3/06, Cost $49,959)                                               $ 48,686
                      Kern River Funding Corp. - 144A (b)
           34,560        4.89%, 4/30/18 (Acquired Multiple Dates, Cost $33,994)                                         32,518
                      Kinder Morgan, Inc.
           65,000        6.50%, 9/1/12                                                                                  61,763
                      Kiowa Power Partners LLC - 144A (b)
          105,006        4.81%, 12/30/13 (Acquired Multiple Dates, Cost $103,960)                                       99,926
                      New York Life Global Funding - 144A (b)
           84,000        3.88%, 1/15/09 (Acquired Multiple Dates, Cost $83,287)                                         80,489
                      Nextel Communications, Inc.
           90,000        5.95%, 3/15/14                                                                                 86,458
                      Nisource Finance Corp.
           40,000        7.88%, 11/15/10                                                                                42,793
                      Northern Natural Gas Co. - 144A (b)
          115,000        5.38%, 10/31/12 (Acquired 4/5/06, Cost $114,099)                                              111,968
                      Pacific Life Global Funding - 144A (b)
           51,000        3.75%, 1/15/09 (Acquired Multiple Dates, Cost $50,393)                                         48,995
                      Pemex Finance Ltd.
           45,500        9.69%, 8/15/09                                                                                 48,528
                      PF Export Receivables Master Trust - 144A (b)
           90,815        3.75%, 6/1/13 (Acquired Multiple Dates, Cost $87,766)                                          83,931
                      Pricoa Global Funding I - 144A (b) (c) (d)
           50,000        5.33%, 3/3/09 (Acquired 3/1/06, Cost $50,000)                                                  49,995
                      Protective Life Secured Trusts
           71,000        4.00%, 10/7/09                                                                                 68,244
                      Public Service Company of Colorado
          121,000        4.38%, 10/1/08                                                                                117,612
                      Public Service Electric & Gas Co.
           80,000        5.00%, 1/1/13                                                                                  76,376
                      Residential Capital Corp.
           95,000        6.38%, 6/30/10                                                                                 93,707
                      Residential Capital Corp.
           55,000      6.00%, 2/22/11                                                                                   53,294
                      Residential Capital Corp.
           60,000      6.50%, 4/17/13                                                                                   58,881
                      Southern California Edison Co. (c)
           65,000        5.25%, 2/2/09                                                                                  65,003
                      Southern Star Central Gas Pipeline, Inc. - 144A (b)
           70,000        6.00%, 6/1/16 (Acquired 4/6/06, Cost $69,764)                                                  67,988
                      Telecom Italia Capital SA
           45,000        4.88%, 10/1/10                                                                                 43,030
                      Telefonos de Mexico SA de CV
           38,000        4.50%, 11/19/08                                                                                36,559
                      Union Pacific Corp.
          101,820        5.40%, 7/2/25                                                                                  98,253
                      Westar Energy, Inc.
           55,000        6.00%, 7/1/14                                                                                  54,454
                                                                                                            -------------------

                      TOTAL CORPORATE BONDS (COST $3,485,006)                                                        3,372,265
                                                                                                            -------------------





                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)





     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                        MORTGAGE BACKED SECURITIES                                                    45.4%

                      Fannie Mae Pool
        $ 130,949        4.13%, 1/1/10                                                                               $ 124,706
                      Fannie Mae Pool
          366,000        4.75%, 11/1/12                                                                                350,544
                      Fannie Mae Pool
           36,497        4.50%, 2/1/13                                                                                  35,235
                      Fannie Mae Pool
          149,299        4.50%, 6/1/13                                                                                 143,915
                      Fannie Mae Pool
           75,217        5.00%, 6/1/13                                                                                  73,690
                      Fannie Mae Pool
           42,947        5.00%, 6/1/13                                                                                  42,089
                      Fannie Mae Pool
           71,227        4.50%, 7/1/13                                                                                  68,630
                      Fannie Mae Pool
           82,142        3.81%, 8/1/13                                                                                  74,183
                      Fannie Mae Pool
           41,118        5.00%, 8/1/13                                                                                  40,290
                      Fannie Mae Pool
           89,851        4.00%, 9/1/13                                                                                  85,179
                      Fannie Mae Pool
           39,896        4.50%, 10/1/14                                                                                 38,033
                      Fannie Mae Pool
          224,348        5.00%, 2/1/15                                                                                 217,834
                      Fannie Mae Pool
          118,890        5.50%, 3/1/16                                                                                 117,894
                      Fannie Mae Pool
           80,000        5.00%, 4/1/16                                                                                  77,700
                      Fannie Mae Pool
           91,542        5.50%, 4/1/16                                                                                  90,143
                      Fannie Mae Pool
          402,457        5.00%, 12/1/17                                                                                387,629
                      Fannie Mae Pool
           37,124        4.50%, 6/1/18                                                                                  35,089
                      Fannie Mae Pool
          197,286        4.50%, 9/1/18                                                                                 186,907
                      Fannie Mae Pool
          121,036        4.50%, 6/1/19                                                                                 114,400
                      Fannie Mae Pool
           70,705        7.00%, 9/1/32                                                                                  72,283
                      Fannie Mae Pool
           62,586        4.55%, 10/1/33                                                                                 54,024
                      Fannie Mae Pool 15 Yr July TBA (a)
          325,000        5.50%, 7/1/21                                                                                 318,906
                      Fannie Mae Pool 15 Yr Aug TBA (a)
          170,000        5.00%, 8/1/21                                                                                 163,572
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        1,250,000        5.00%, 8/1/36                                                                               1,167,578





                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)





     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                      Fannie Mae Pool 30 Yr Aug TBA (a)
      $ 3,065,000        5.50%, 8/1/36                                                                             $ 2,941,444
                      Fannie Mae Pool 30 Yr Aug TBA (a)
          400,000        6.00%, 8/1/36                                                                                 401,000
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        1,510,000        6.00%, 8/1/36                                                                               1,484,519
                      Fannie Mae Pool 30 Yr Aug TBA (a)
          250,000        6.50%, 8/1/36                                                                                 251,015
                      Freddie Mac Gold Pool
           65,213        4.00%, 5/1/14                                                                                  61,691
                      Freddie Mac Gold Pool
          171,451        5.00%, 10/1/14                                                                                167,859
                      Freddie Mac Gold Pool
          166,850        4.00%, 1/1/15                                                                                 155,883
                      Freddie Mac Gold Pool
          134,406        5.00%, 3/1/15                                                                                 131,421
                      Freddie Mac Gold Pool
          166,949        5.00%, 7/1/15                                                                                 161,998
                      Freddie Mac Gold Pool
           34,767        5.00%, 7/1/15                                                                                  33,736
                      Freddie Mac Gold Pool
          107,011        5.00%, 4/1/16                                                                                 103,221
                      Freddie Mac Gold Pool
           72,780        4.00%, 5/1/19                                                                                  67,192
                      Freddie Mac Gold Pool
           57,090        6.50%, 5/1/35                                                                                  57,559
                                                                                                            -------------------

                      TOTAL MORTGAGE BACKED SECURITIES (COST $10,187,922)                                           10,098,991
                                                                                                            -------------------

                      FOREIGN GOVERNMENT BONDS                                                         0.6%

                      Quebec Province
          130,000       5.00%, 3/1/16                                                                                  123,038
                                                                                                            -------------------

                      TOTAL FOREIGN GOVERNMENT BONDS (COST $129,042)                                                   123,038
                                                                                                            -------------------

                      U.S. GOVERNMENT AGENCIES 6.2%

                      Egypt Government AID Bonds
          105,000       4.45%, 9/15/15                                                                                  97,192
                      Federal Home Loan Bank System (d)
          310,000       4.50%, 5/11/07                                                                                 307,306
                      Fannie Mae (d)
          845,000       5.25%, 4/15/07                                                                                 843,008
                      Israel Government AID Bonds
          134,000       5.50%, 9/18/23                                                                                 132,973
                                                                                                            -------------------

                      TOTAL U.S. GOVERNMENT AGENCIES (COST $1,398,530)                                             1,380,479
                                                                                                            -------------------



                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)






     Principal
       Amount                                                                                                       Value
--------------------                                                                                        -------------------
                      U.S. TREASURY BONDS, NOTES, & T-BILLS                                           15.9%

                      US Treasury Bond
      $ 1,495,000        5.25%, 2/15/29                                                                          $ 1,488,459
           25,000        4.50%, 2/15/36                                                                               22,416

                      US Treasury Note
          630,000        3.63%, 6/30/07 (d)                                                                          619,935
        1,080,000        4.50%, 2/15/16                                                                            1,027,518
          385,000        5.13%, 5/15/16                                                                              384,549

                      TOTAL U.S. TREASURY BONDS, NOTES, & T-BILLS (COST $3,545,421)                                3,542,877
                                                                                                            -------------------

                      REPURCHASE AGREEMENTS                                                           16.2%

        3,596,000     Agreement with UMB Bank, N.A., 4.80%, dated 6/30/2006, to                                    3,596,000
                      be repurchased at $3,597,438 on 7/03/2006, collaterized
                      by 1 U.S. Government Agency Obligation maturing 1/15/2007, with a market value of $3,668,420

                      TOTAL REPURCHASE AGREEMENTS (COST $3,596,000)                                                3,596,000
                                                                                                         -------------------


                      SHORT-TERM INVESTMENT                                                            0.0%

              649     UMB Bank Money Market Fiduciary                                                                    649
                                                                                                         -------------------

                      TOTAL SHORT-TERM INVESTMENT (COST $649)                                                            649
                                                                                                         -------------------


                      TOTAL INVESTMENTS (COST $28,424,983)                                           126.4%       28,098,428

                      LIABILITIES LESS OTHER ASSETS                                                  (26.4%)      (5,862,753)
                                                                                                         -------------------

                      NET ASSETS                                                                     100.0%     $ 22,235,675
                                                                                                         ===================

(a) When-issued security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $1,012,729 (4.6% of net assets) at June 30, 2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c) Variable Rate Securities

(d) Security marked as segregated to cover when-issued security.

                            COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)




 At June 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

 Cost of investments                                                                             $28,476,037
                                                                                             ----------------

 Gross unrealized appreciation for Federal Tax Purposes                                               48,125
 Gross unrealized depreciation for Federal Tax Purposes                                             (425,734)
                                                                                             ----------------

 Net unrealized appreciation (depreciation) on investments                                         $(377,609)
                                                                                             ================


                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      ASSET BACKED SECURITIES                                                             5.6%

                      American Express Credit Account Master Trust (c) (d)
      $ 1,020,000        5.48%, 11/16/09                                                                           $ 1,021,134
                      Bank One Issuance Trust (c) (d)
          675,000        5.41%, 2/16/10                                                                                675,209
                      Catepillar Financial Asset Trust (d)
          570,000        5.59%, 2/25/09                                                                                570,000
                      Chase Issuance Trust (c) (d)
          640,000        5.39%, 7/10/10                                                                                640,128
                      Citibank Credit Card Issuance Trust (c) (d)
        1,385,000        5.56%, 10/15/09                                                                             1,385,576
                      Hertz Vehicle Financing LLC - 144A (b)
          250,000        5.08%, 11/25/11 (Acquired 12/15/06, Cost $249,959)                                            243,250
                      Honda Auto Receivables Owner Trust (d)
          159,001        4.93%, 4/18/07                                                                                159,001
                      Mego Mortgage Home Loan Trust
              542        7.28%, 8/25/17                                                                                    540
                      Mid-State Trust
          267,131        4.86%, 7/15/38                                                                                248,914
                      SLM Student Loan Trust (c) (d)
        1,258,003        5.07%, 4/25/12                                                                              1,257,689
                      SLM Student Loan Trust (c) (d)
          651,417        5.12%, 1/27/14                                                                                651,462
                      USAA Auto Owner Trust (d)
          215,000        5.03%, 11/17/07                                                                               214,397
                                                                                                               ----------------

                      TOTAL ASSET BACKED SECURITIES (COST $7,078,688)                                                7,067,300
                                                                                                               ----------------


                      COLLATERALIZED MORTGAGE OBLIGATIONS                                                18.1%

                      Banc of America Commercial Mortgage, Inc.
          865,000        4.05%, 11/10/38                                                                               808,063
                      Banc of America Commercial Mortgage, Inc. (c)
        1,260,000        5.00%, 10/10/45                                                                             1,224,333
                      Banc of America Commercial Mortgage, Inc. (c)
          440,000        5.16%, 9/10/47                                                                                430,274
                      Capco America Securitization Corp. (d)
          254,517        5.86% 10/15/30                                                                                253,836
                      Commercial Mortgage Pass Through Certificates
        1,218,154        3.25%, 6/10/38                                                                              1,129,045
                      CS First Boston Mortgage Securities Corp.
          239,191        5.00%, 9/25/15                                                                                234,375
                      CS First Boston Mortgage Securities Corp. (d)
           93,053        7.00%, 2/25/33                                                                                 93,096
                      CS First Boston Mortgage Securities Corp.
          125,354        2.08%, 5/15/38                                                                                120,698
                      Fannie Mae (d)
          287,000        3.50%, 4/25/11                                                                                282,753
                      Fannie Mae (d)
          330,737        5.00%, 11/25/12                                                                               328,768
                      Fannie Mae
        1,604,431        4.00%, 8/25/18                                                                              1,525,311
                      Fannie Mae
        1,392,197        4.25%, 4/25/19                                                                              1,324,458



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Fannie Mae (d)
        $ 154,379        3.50%, 10/25/21                                                                             $ 151,657
                      Fannie Mae
           10,000        5.50%, 1/25/24                                                                                  9,792
                      Fannie Mae (c) (d)
          630,857        5.37%, 11/25/28                                                                               630,948
                      Fannie Mae
          710,000        4.50%, 3/25/33                                                                                672,055
                      Fannie Mae
           65,473        5.00%, 3/25/34                                                                                 63,553
                      Fannie Mae Grantor Trust
          421,131        7.00%, 11/25/43                                                                               428,595
                      Freddie Mac (d)
            4,309        4.00%, 9/15/12                                                                                  4,301
                      Freddie Mac (d)
          447,228        5.00%, 6/15/15                                                                                443,460
                      Freddie Mac (d)
           87,744        4.50%, 9/15/15                                                                                 87,556
                      Freddie Mac
          111,914        4.50%, 3/15/16                                                                                110,321
                      Freddie Mac
          618,420        4.00%, 8/15/17                                                                                588,575
                      Freddie Mac (d)
          241,409        4.00%, 1/15/18                                                                                240,047
                      Freddie Mac (d)
          122,348        3.00%, 3/15/19                                                                                121,955
                      Freddie Mac (d)
          258,434        4.50%, 2/15/20                                                                                256,278
                      Freddie Mac (d)
          315,004        3.50%, 1/15/23                                                                                309,087
                      Freddie Mac (d)
          140,950        4.50%, 5/15/26                                                                                139,708
                      Freddie Mac
          355,668        4.50%, 11/15/28                                                                               342,429
                      Freddie Mac
          229,287        4.50%, 9/15/29                                                                                219,990
                      Freddie Mac (c)
          934,707        4.50%, 2/15/33                                                                                889,416
                      Freddie Mac
          695,000        4.50%, 8/15/33                                                                                659,903
                      Freddie Mac
          595,000        5.00%, 9/15/33                                                                                574,515
                      Freddie Mac
          254,193        5.00%, 2/15/36                                                                                207,764
                      Freddie Mac
          360,954        5.00%, 2/15/36                                                                                270,089
                      GMAC Commerical Mortgage Securities, Inc.
          924,468        3.34%, 5/10/36                                                                                859,446
                      GMAC Commerical Mortgage Securities, Inc.
          675,000        5.24%, 11/10/45                                                                               642,795
                      Government National Mortgage Association
          473,638        5.00%, 3/20/35                                                                                370,684
                      Greenwich Capital Commercial Funding Corp. (c)
          800,000        5.12%, 4/10/37                                                                                781,478
                      LB Commerical Conduit Mortgage Trust (c) (d)
           78,432        6.41%,  6/15/31                                                                                78,439



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      LB-UBS Commercial Mortgage Trust (c)
        $ 275,000        4.89%, 9/15/30                                                                              $ 267,170
                      LB-UBS Commercial Mortgage Trust (c)
        1,220,000        5.10%, 11/15/30                                                                             1,191,009
                      MASTR Alternative Loans Trust
          278,514        4.50%, 7/25/14                                                                                268,756
                      MASTR Asset Securitization Trust
          231,195        4.75%, 1/25/14                                                                                225,038
                      MASTR Asset Securitization Trust (d)
           84,309        4.00%, 12/25/33                                                                                83,587
                      Morgan Stanley Capital I
          365,140        3.27%, 5/15/40                                                                                345,552
                      Nomura Asset Acceptance Corp. (c) (d)
          221,867        5.45%, 8/25/35                                                                                221,958
                      Nomura Asset Securities Corp. (d)
           89,205        6.28%, 3/15/30                                                                                 89,277
                      NYC Mortgage Loan Trust - 144A (b)
           64,217        6.75%, 9/25/19 (Acquired Multiple Dates, Cost $67,465)                                         64,657
                      Residential Asset Securitization Trust (d)
           59,039        2.75%, 8/25/33                                                                                 58,740
                      Wachovia Bank Commercial Mortgage Trust (d)
          237,273        4.54%, 4/15/34                                                                                236,134
                      Wachovia Bank Commercial Mortgage Trust
          561,650        2.99%, 6/15/35                                                                                515,047
                      Wells Fargo Mortgage Backed Securities Trust
        1,284,378        5.50%, 3/25/36                                                                              1,262,613
                                                                                                               ----------------

                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $23,134,336)                                  22,739,384
                                                                                                               ----------------

                      CORPORATE BONDS                                                                    17.2%

                      Abitibi Consolidated, Inc.
          112,000        8.50%, 8/1/29                                                                                  92,120
                      Adelphia Communications Corp.
          255,000        9.85%, 3/1/07                                                                                 140,250
                      Adelphia Communications Corp.
          110,000        8.38%, 2/1/08                                                                                  60,500
                      Adelphia Communications Corp.
          950,000        7.85%, 5/1/09                                                                                 508,250
                      Albertson's, Inc.
          135,000        7.50%, 2/15/11                                                                                133,389
                      Albertson's, Inc.
          170,000        8.00%, 5/1/31                                                                                 153,217
                      Alliance Pipeline US - 144A (b)
           35,854        4.59%, 12/31/25 (Acquired 6/8/06, Cost $33,173)                                                32,180
                      American Ref-Fuel Co. LLC - 144A (b)
          337,600        6.26%, 12/31/15 (Acquired Multiple Dates, Cost $335,818)                                      325,889
                      Appalachian Power Co.
          145,000        4.40%, 6/1/10                                                                                 137,315
                      Appalachian Power Co.
          165,000        5.55%, 4/1/11                                                                                 162,227
                      AT&T Corp.
          355,000        9.05%, 11/15/11                                                                               376,844
                      Borger Energy Associates LP / Borger Funding Corp. - 144A (b)
          213,515        7.26%, 12/31/22 (Acquired Multiple Dates, Cost $204,260)                                      203,907
                      Burlington Northern Sante Fe Corp.
          177,116        4.83%, 1/15/23                                                                                166,057



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)




    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Centerpoint Energy, Inc.
        $ 225,000        7.25%, 9/1/10                                                                               $ 234,258
                      Consolidated Natural Gas Co.
          230,000        6.85%, 4/15/11                                                                                237,696
                      Consumers Energy Co.
          133,000        4.40%, 8/15/09                                                                             127,112.00
                      COX Communications, Inc.
          430,000        7.13%, 10/1/12                                                                                444,759
                      CPG Partners LP
          330,000        3.50%, 3/15/09                                                                                311,916
                      Credit Suisse/London - 144A (b)
          126,000        7.90%, 5/29/49 (Acquired Multiple Dates, Cost $131,775)                                       127,988
                      Daimlerchrysler NA Holdings Corp.
          470,000        5.88%, 3/15/11                                                                                462,316
                      Deutsche Telekom International Finance BV
          545,000        5.75%, 3/23/16                                                                                514,376
                      Domtar, Inc.
           85,000        7.13%, 8/15/15                                                                                 73,950
                      Dow Jones CDX HY - 144A (b)
        2,115,000        8.63%, 6/29/11 (Acquired Multiple Dates, Cost $2,068,946)                                   2,075,344
                      Duke Energy Field Services LLC (d)
          183,000        5.75%, 11/15/06                                                                               182,916
                      Edison Mission Energy Funding - 144A (b)
          607,470        7.33%, 9/15/08 (Acquired Multiple Dates, Cost $619,938)                                       611,266
                      El Paso Natural Gas Co.
          475,000        7.63%, 8/1/10                                                                                 483,312
                      Embarq Corp.
          230,000        8.00%, 6/1/36                                                                                 231,174
                      Entergy Gulf States, Inc.
          334,000        4.88%, 11/1/11                                                                                312,595
                      Entergy Louisiana LLC
          124,000        5.50%, 4/1/19                                                                                 112,108
                      EOP Operating LP
           65,000        4.65%, 10/1/10                                                                                 61,631
                      European Investment Bank
          350,000        4.88%, 2/15/36                                                                                310,325
                      Florida Power Corp.
          335,000        4.50%, 6/1/10                                                                                 320,416
                      Ford Motor Co.
          815,000        7.45%, 7/16/31                                                                                588,838
                      Ford Motor Credit Co.
          895,000        5.70%, 1/15/10                                                                                783,964
                      Ford Motor Credit Co.
          400,000        7.25%, 10/25/11                                                                               354,830
                      General Motors Acceptance Corp.
          155,000        7.75%, 1/19/10                                                                                154,201
                      General Motors Acceptance Corp.
          640,000        7.25%, 3/2/11                                                                                 620,485
                      General Motors Acceptance Corp.
          160,000        6.75%, 12/1/14                                                                                148,611
                      General Motors Corp.
          830,000        8.38%, 7/15/33                                                                                668,150
                      Gulfstream Natural Gas System LLC - 144A (b)
          255,000        5.56%, 11/1/15 (Acquired Multiple Dates, Cost $252,684)                                       245,139
                      Healthsouth Corp. - 144A (b)
          195,000        10.75%, 6/15/16 (Acquired 6/9/06, Cost $192,095)                                              191,100



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Homer City Funding LLC
        $ 308,200        8.14%, 10/1/19                                                                              $ 327,462
                      ICI Wilmington, Inc.
          220,000        4.38%, 12/1/08                                                                                212,314
                      International Lease Finance Corp.
          150,000        5.75%, 6/15/11                                                                                148,898
                      Jackson National Life Global Funding - 144A (b)
          235,000        5.13%, 2/10/11 (Acquired 2/3/06, Cost $234,805)                                               228,824
                      Kern River Funding Corp. - 144A (b)
          190,080        4.89%, 4/30/18 (Acquired Multiple Dates, Cost $185,356)                                       178,850
                      Kinder Morgan, Inc.
          345,000        6.50%, 9/1/12                                                                                 327,817
                      Kiowa Power Partners LLC - 144A (b)
          274,282        4.81%, 12/30/13 (Acquired Multiple Dates, Cost $270,693)                                      261,013
                      Midwest Generation LLC
          155,000        8.30%, 7/2/09                                                                                 157,325
                      New York Life Global Funding - 144A (b)
          387,000        3.88%, 1/15/09 (Acquired Multiple Dates, Cost $383,079)                                       370,825
                      Nextel Communications, Inc.
          480,000        5.95%, 3/15/14                                                                                461,109
                      Nisource Finance Corp.
          230,000        7.88%, 11/15/10                                                                               246,060
                      Pacific Life Global Funding - 144A (b)
          120,000        3.75%, 1/15/09 (Acquired Multiple Dates, Cost $118,845)                                       115,282
                      Pemex Finance Ltd.
           61,100        9.69%, 8/15/09                                                                                 65,166
                      Pnpp II Funding Corp.
           15,690        8.51%, 11/30/06                                                                                15,828
                      Pricoa Global Funding I - 144A (b) (c) (d)
          230,000        5.33%, 3/3/09 (Acquired 3/1/06, Cost $230,000)                                                229,977
                      Progress Rail Services Corp./Progress Metal Reclamation Co. - 144A (b)
          150,000        7.75%, 4/1/12 (Acquired 3/17/05, Cost $150,000)                                               162,000
                      Protective Life Secured Trust
          155,000        4.00%, 10/7/09                                                                                148,984
                      Public Service Co. of Colorado
          502,000        4.38%, 10/1/08                                                                                487,945
                      Public Service Electric & Gas Co.
          150,000        5.00%, 1/1/13                                                                                 143,206
                      Residential Capital Corp.
          805,000        6.38%, 6/30/10                                                                                794,045
                      Residential Capital Corp.
          340,000        6.50%, 4/17/13                                                                                333,658
                      Sithe/Independence Funding Corp.
          471,200        8.50%, 6/30/07                                                                                475,299
                      Southern California Edison Co. (c)
          360,000        5.25%, 2/2/09                                                                                 360,016
                      Southern Star Central Gas Pipeline, Inc. - 144A (b)
          245,000        6.00%, 6/1/16 (Acquired Multiple Dates, Cost $243,075)                                        237,956
                      Telecom Italia Capital SA
          250,000        4.88%, 10/1/10                                                                                239,054
                      Telefonos de Mexico SA de CV
          162,000        4.50%, 11/19/08                                                                               155,858
                      Transcontinental Gas Pipe Line Corp. - 144A (b)
          360,000        6.40%, 4/15/16 (Acquired Multiple Dates, Cost $354,794)                                       344,700
                      Tyson Foods, Inc. (d)
          307,000        7.25%, 10/1/06                                                                                307,920



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Westar Energy, Inc.
        $ 285,000        6.00%, 7/1/14                                                                               $ 282,172
                      Windsor Financing LLC - 144A (b)
          410,000        5.88%, 7/15/17 (Acquired Multiple Dates, Cost $407,410)                                       396,527
                                                                                                               ----------------

                      TOTAL CORPORATE BONDS (COST $22,107,227)                                                      21,699,011
                                                                                                               ----------------

                      MORTGAGE BACKED SECURITIES                                                         41.0%

                      Fannie Mae Pool
          562,885        4.13%, 1/1/10                                                                                 536,047
                      Fannie Mae Pool
          154,575        4.50%, 2/1/13                                                                                 149,231
                      Fannie Mae Pool
          793,404        4.50%, 6/1/13                                                                                 764,794
                      Fannie Mae Pool
          233,432        5.00%, 6/1/13                                                                                 228,693
                      Fannie Mae Pool
          188,096        5.00%, 6/1/13                                                                                 184,340
                      Fannie Mae Pool
          268,552        4.50%, 7/1/13                                                                                 258,762
                      Fannie Mae Pool
          368,707        3.81%, 8/1/13                                                                                 332,978
                      Fannie Mae Pool
          120,109        5.00%, 8/1/13                                                                                 117,690
                      Fannie Mae Pool
          590,019        4.00%, 9/1/13                                                                                 559,341
                      Fannie Mae Pool
          206,733        4.50%, 10/1/14                                                                                197,079
                      Fannie Mae Pool
          835,502        5.00%, 2/1/15                                                                                 811,245
                      Fannie Mae Pool
          450,000        5.00%, 4/1/16                                                                                 437,063
                      Fannie Mae Pool
          486,618        5.50%, 4/1/16                                                                                 479,180
                      Fannie Mae Pool
        2,109,654        5.00%, 12/1/17                                                                              2,031,928
                      Fannie Mae Pool
          204,183        4.50%, 6/1/18                                                                                 192,988
                      Fannie Mae Pool
          956,334        4.50%, 9/1/18                                                                                 906,022
                      Fannie Mae Pool
          643,006        4.50%, 6/1/19                                                                                 607,751
                      Fannie Mae Pool
           10,241        6.50%, 6/1/28                                                                                  10,345
                      Fannie Mae Pool
            3,582        6.50%, 11/1/28                                                                                  3,618
                      Fannie Mae Pool
            8,736        6.50%, 11/1/28                                                                                  8,826
                      Fannie Mae Pool
           10,441        6.50%, 11/1/28                                                                                 10,548
                      Fannie Mae Pool
              767        6.50%, 11/1/28                                                                                    775
                      Fannie Mae Pool
            4,737        6.50%, 3/1/29                                                                                   4,785
                      Fannie Mae Pool
          376,220        7.00%, 9/1/32                                                                                 384,615



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Fannie Mae Pool 15 Yr July TBA (a)
      $ 2,130,000        5.50%, 7/1/21                                                                             $ 2,090,062
                      Fannie Mae Pool 15 Yr Aug TBA (a)
        1,295,000        5.00%, 8/1/21                                                                               1,246,033
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        7,075,000        5.00%, 8/1/36                                                                               6,608,489
                      Fannie Mae Pool 30 Yr Aug TBA (a)
       17,080,000        5.50%, 8/1/36                                                                              16,391,471
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        2,125,000        6.00%, 8/1/36                                                                               2,130,313
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        8,470,000        6.00%, 8/1/36                                                                               8,327,069
                      Fannie Mae Pool 30 Yr Aug TBA (a)
        1,395,000        6.50%, 8/1/36                                                                               1,400,666
                      Freddie Mac Gold Pool
           39,301        5.00%, 11/1/09                                                                                 38,454
                      Freddie Mac Gold Pool
          554,307        4.00%, 5/1/14                                                                                 524,374
                      Freddie Mac Gold Pool
          917,262        5.00%, 10/1/14                                                                                898,047
                      Freddie Mac Gold Pool
          574,959        5.00%, 3/1/15                                                                                 562,191
                      Freddie Mac Gold Pool
          884,831        5.00%, 7/1/15                                                                                 858,589
                      Freddie Mac Gold Pool
          186,872        5.00%, 7/1/15                                                                                 181,330
                      Freddie Mac Gold Pool
          569,104        5.00%, 4/1/16                                                                                 548,947
                      Freddie Mac Gold Pool
          392,202        4.00%, 5/1/19                                                                                 362,087
                      Freddie Mac Gold Pool
          289,529        6.50%, 5/1/35                                                                                 291,908
                      Ginne Mae I pool
              895        8.25%, 7/15/07                                                                                    906
                      Ginne Mae I pool
            2,045        9.50%, 10/15/09                                                                                 2,126
                                                                                                               ----------------

                      TOTAL MORTGAGE BACKED SECURITIES (COST $51,937,708)                                           51,681,706
                                                                                                               ----------------

                      FOREIGN GOVERNMENT BONDS                                                            0.5%

                      Province of Quebec Canada
          700,000        5.00%, 3/1/16                                                                                 662,511
                                                                                                               ----------------

                      TOTAL FOREIGN GOVERNMENT BONDS (COST $693,255)                                                   662,511
                                                                                                               ----------------


                      U.S. GOVERNMENT AGENCIES 7.7%

                      Egypt Government AID Bonds
          560,000        4.45%, 9/15/15                                                                                518,358
                      Fannie Mae (d)
        4,780,000        5.25%, 4/15/07                                                                              4,768,734
                      Federal Home Loan Bank System (d)
          630,000        5.00%, 3/20/07                                                                                627,539
                      Federal Home Loan Bank System (d)
        1,740,000        4.50%, 5/11/07                                                                              1,724,878



                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)



    Principal
      Amount                                                                                                        Value
------------------                                                                                             ----------------
                      Freddie Mac (d)
      $ 1,385,000        4.88%, 3/15/07                                                                            $ 1,378,507
                      Israel Government AID Bonds
          666,000        5.50%, 9/18/23                                                                                660,896
                                                                                                               ----------------

                      TOTAL U.S. GOVERNMENT AGENCIES (COST $9,765,907)                                               9,678,912
                                                                                                               ----------------

                      U.S. TREASURY BONDS, NOTES, & T-BILLS                                              17.5%

                      US Treasury Note
        3,410,000        3.63%, 6/30/07 (d)                                                                          3,355,518

                      US Treasury Bond
        6,045,000        4.50%, 2/15/16                                                                              5,751,249
        2,345,000        5.13%, 5/15/16                                                                              2,342,252
       10,445,000        5.25%, 2/15/29                                                                             10,399,303
          140,000        4.50%, 2/15/36                                                                                125,530

                      TOTAL U.S. TREASURY BONDS, NOTES, & T-BILLS (COST $22,037,428)                                21,973,852
                                                                                                               ----------------

                      REPURCHASE AGREEMENTS                                                              18.8%

       23,612,000     Agreement with UMB Bank, N.A., 4.80%, dated 6/30/2006, to                                     23,612,000
                      be repurchased at $23,621,445 on 7/3/06, collaterized
                      by 2 U.S. Government Agency Obligations maturing 5/15/2008 &
                      1/15/2007, with a market value of $24,084,822.
                                                                                                               ----------------

                      TOTAL REPURCHASE AGREEMENTS (COST $23,612,000)                                                23,612,000
                                                                                                               ----------------

                      SHORT-TERM INVESTMENT                                                               0.5%

          609,341     UMB Bank Money Market Fiduciary                                                                  609,341
                                                                                                               ----------------

                      TOTAL SHORT-TERM INVESTMENT (COST $609,341)                                                      609,341
                                                                                                               ----------------

                      TOTAL INVESTMENTS (COST $160,975,934)                                             126.9%     159,724,017

                      LIABILITIES LESS OTHER ASSETS                                                     (26.9%)    (33,843,829)
                                                                                                               ----------------

                      NET ASSETS                                                                        100.0%   $ 125,880,188
                                                                                                               ================




(a) When-issued security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $6,646,674 (5.3% of net assets) at June 30, 2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c)  Variable  Rate  Securities

(d) Security marked as segregated to cover when-issued security.

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)




 At June 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

 Cost of investments                                                                 $161,165,980
                                                                                  ---------------

 Gross unrealized appreciation for Federal Tax Purposes                                   460,706
 Gross unrealized depreciation for Federal Tax Purposes                                (1,902,669)
                                                                                  ---------------

 Net unrealized appreciation (depreciation) on investments                            $(1,441,963)
                                                                                  ===============


                                                                                                  Underlying     Unrealized
                                                                                    Expiration     Notional     Appreciation/
SWAP CONTRACTS                                                                         Date       Value (USD)  (Depreciation)
                                                                                  ---------------------------------------------

 Credit default contract with JP Morgan Chase Bank N.A., Fund receives              3/20/2011          550,000      2,869
 quarterly payment of 1.2875 (5.15 per annum) BPS times the notional amount of Ford Motor Credit Co. 7.00%, 10/01/2013.
 Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.

 Credit default contract with JP Morgan Chase Bank N.A., Fund receives              9/20/2011          750,000      1,405
 quarterly payment of 1.275 (5.1 per annum) BPS times the notional amount of Abitibi-Consolidated, Inc. 8.3875%, 04/01/2015.
 Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.

 Credit default contract with JP Morgan Chase Bank N.A., Fund pays                  9/20/2011          750,000     (8,935)
 quarterly payment of 0.9375 (3.75 per annum) BPS times the notional amount of Bowater, Inc. 6.5%, 06/15/2013.  Upon a defined credit event, Fund delivers notional amount and receives a defined deliverable obligation.



The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds, Inc., please see the most recent prospectus and annual report. These reports include additional information about valuation policies and about certain security types in which the Fund may invest.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2005 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
--------------------------------------------------------------------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:      /s/Mark M. Egan
     -------------------------
         Mark M. Egan
         President

Date:    August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Mark M. Egan
------------------------------
Mark M. Egan
President
August 29, 2006

/s/David B. McKinney
------------------------------
David B. McKinney
Treasurer
August 29, 2006